m+ funds Trust

c/o iCapital Markets LLC

60 East 42nd Street, 26th Floor
New York, New York 10036

February 28, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	m+ Buffer 20 Fund, m+ funds Trust, Series 1-39 Amendment No. 1 to Form S-6 File No. 333-276601; ICA File No. 811-23503

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on February 28, 2024.

M+ FUNDS TRUST		ICAPITAL MARKETS LLC

By: iCapital Markets, LLC		As Depositor and Evaluator

By:	/s/ Stephen Clancy	By:	/s/ Stephen Clancy
	Name: Stephen Clancy		Name: Stephen Clancy
	Title: Senior Vice President		Title: Senior Vice President